PREFERRED STOCK AND SHAREHOLDERS' EQUITY - Assumptions Used To Estimate The Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.45%	1.87%
Risk-free interest rate, maximum	0.93%	2.57%
Dividend yield	0.00%	0.00%
Volatility rate	45.00%	45.00%
Weighted average fair value of options at grant date	$ 3.158	$ 2.577
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years
Unrecognized compensation costs related to unamortized stock option	$ 29,369
Compensation which is expected to be recognized over a weighted-average period (in years)	1 year 8 months 23 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 10 months 10 days	5 years 7 months 10 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months	6 years 1 month 10 days
Maximum | Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years